Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS") - Summary of Diluted EPS Calculated Based on Weighted Average Number of Shares Outstanding (Detail) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [line items]
Basic weighted average number of shares outstanding	453,430,000	452,892,000	453,262,000	452,633,000
Diluted weighted average number of shares outstanding	454,104,000	453,575,000	453,888,000	453,368,000
Share purchase options [member]
Earnings per share [line items]
Effect of dilutive securities	337,000	332,000	298,000	381,000
Restricted stock units [member]
Earnings per share [line items]
Effect of dilutive securities	337,000	351,000	328,000	354,000